UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
                                              ----------
  This  Amendment  (Check only one.): [ ] is a restatement [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:              The Cincinnati Insurance Company
Address:           6200 South Gilmore Road
                   Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:       Martin F. Hollenbeck
Title:      Chief Investment Officer
Phone:      (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck        Fairfield, Ohio         November 7, 2012


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers            1
                                             ----------
Form 13F Information Table Entry Total       52
                                             ----------
Form 13F Information Table Value Total       2,139,951
                                             ----------
                                             (thousands)

List of Other Included Managers

No.     File No.        Name
01 028-10798 Cincinnati Financial Corporation

                                COLUMN 2         COLUMN 3 COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
Name of Issuer               Title of Class      Cusip    FMV (000) Shrs/Prn Amt SH/  Put/  Investment   Oth Mgrs  Sole Shared  None
                                                                                   PRN  Call   Dis
3M CO                        COMMON              88579Y101    48,216      521,700  SH    -    SHARED-OTHER    01    -     521,700  -
ABBOTT LABORATORIES          COMMON              002824100    79,338    1,157,200  SH    -    SHARED-OTHER    01    -   1,157,200  -
AGL RESOURCES INC            COMMON              001204106    31,308      765,300  SH    -    SHARED-OTHER    01    -     765,300  -
ASPEN INSURANCE              CONVERTIBLE PFD     G05384113     9,240      160,000  SH    -    SHARED-OTHER    01    -           -  -
AT&T INC                     COMMON              00206R102    37,059      983,000  SH    -    SHARED-OTHER    01    -     983,000  -
AUTOMATIC DATA PROCESSING    COMMON              053015103    54,724      932,900  SH    -    SHARED-OTHER    01    -     932,900  -
BAXTER INTERNATIONAL INC     COMMON              071813109    53,640      890,000  SH    -    SHARED-OTHER    01    -     890,000  -
BLACKROCK INC                COMMON              09247X101    66,827      374,800  SH    -    SHARED-OTHER    01    -     374,800  -
CHEVRON CORP                 COMMON              166764100    88,516      759,400  SH    -    SHARED-OTHER    01    -     759,400  -
CHUBB CORP                   COMMON              171232101    37,884      496,650  SH    -    SHARED-OTHER    01    -     496,650  -
CISCO SYSTEMS INC            COMMON              17275R102    23,611    1,236,500  SH    -    SHARED-OTHER    01    -   1,236,500  -
CONOCOPHILLIPS               COMMON              20825C104    20,013      350,000  SH    -    SHARED-OTHER    01    -     350,000  -
DOVER CORP                   COMMON              260003108    21,017      353,280  SH    -    SHARED-OTHER    01    -     353,280  -
DUKE ENERGY CORP             COMMON              26441C204    35,544      548,600  SH    -    SHARED-OTHER    01    -     548,600  -
EMERSON ELECTRIC CO          COMMON              291011104    41,792      865,800  SH    -    SHARED-OTHER    01    -     865,800  -
EXXON MOBIL CORP             COMMON              30231G102   128,350    1,403,500  SH    -    SHARED-OTHER    01    -   1,403,500  -
GENERAL MILLS INC            COMMON              370334104    33,855      849,550  SH    -    SHARED-OTHER    01    -     849,550  -
GENUINE PARTS CO             COMMON              372460105    25,533      418,360  SH    -    SHARED-OTHER    01    -     418,360  -
HASBRO INC                   COMMON              418056107    60,348    1,581,227  SH    -    SHARED-OTHER    01    -   1,581,227  -
HONEYWELL INTERNATIONAL INC  COMMON              438516106    14,639      245,000  SH    -    SHARED-OTHER    01    -     245,000  -
HUNTINGTON BANCSHARES INC    CONVERTIBLE PFD     446150401    12,436        9,754  SH    -    SHARED-OTHER    01    -           -  -
INTEL CORP                   COMMON              458140100    48,013    2,119,300  SH    -    SHARED-OTHER    01    -   2,119,300  -
INTL BUSINESS MACHINES CORP  COMMON              459200101    52,900      255,000  SH    -    SHARED-OTHER    01    -     255,000  -
JOHNSON & JOHNSON            COMMON              478160104    72,356    1,050,000  SH    -    SHARED-OTHER    01    -   1,050,000  -
JP MORGAN CHASE              COMMON              46625H100    81,446    2,012,000  SH    -    SHARED-OTHER    01    -   2,012,000  -
KEYCORP INC.                 CONVERTIBLE PFD     493267405     4,338       35,000  SH    -    SHARED-OTHER    01    -           -  -
LEGGETT & PLATT INC          COMMON              524660107    51,573    2,058,800  SH    -    SHARED-OTHER    01    -   2,058,800  -
LIFE POINT HOSPITALS SR SUB
  NTS                        CONVERTIBLE DEB     53219LAG4     5,025    5,000,000  PRN   -    SHARED-OTHER    01    -           -  -
LINEAR TECHNOLOGY CORP       COMMON              535678106    31,973    1,004,800  SH    -    SHARED-OTHER    01    -   1,004,800  -
MCDONALD'S CORP              COMMON              580135101    34,773      379,000  SH    -    SHARED-OTHER    01    -     379,000  -
MEDTRONIC INC                CONVERTIBLE DEB     585055AK2     7,122    7,100,000  PRN   -    SHARED-OTHER    01    -           -  -
MERIDIAN BIOSCIENCE INC      COMMON              589584101    15,728      820,000  SH    -    SHARED-OTHER    01    -     820,000  -
MICROCHIP TECHNOLOGY INC     COMMON              595017104    36,931    1,128,000  SH    -    SHARED-OTHER    01    -   1,128,000  -
MICROSOFT CORP               COMMON              594918104    36,504    1,226,600  SH    -    SHARED-OTHER    01    -   1,226,600  -
NEW YORK COMMUNITY BANCORP   CONVERTIBLE PFD     64944P307     4,750       95,000  SH    -    SHARED-OTHER    01    -           -  -
NORFOLK SOUTHERN CORP        COMMON              655844108     8,278      130,100  SH    -    SHARED-OTHER    01    -     130,100  -
NUCOR CORP                   COMMON              670346105    47,642    1,245,212  SH    -    SHARED-OTHER    01    -   1,245,212  -
OMNICARE INC                 CONVERTIBLE DEB     681904AL2     2,104    2,131,000  PRN   -    SHARED-OTHER    01    -           -  -
PARTNERRE LTD                COMMON              G6852T105     2,584       34,784  SH    -    SHARED-OTHER    01    -      34,784  -
PAYCHEX INC                  COMMON              704326107    22,680      681,300  SH    -    SHARED-OTHER    01    -     681,300  -
PEPSICO INC                  COMMON              713448108    87,790    1,240,500  SH    -    SHARED-OTHER    01    -   1,240,500  -
PFIZER INC                   COMMON              717081103    80,408    3,235,725  SH    -    SHARED-OTHER    01    -   3,235,725  -
PITNEY BOWES INC             COMMON              724479100    11,374      823,000  SH    -    SHARED-OTHER    01    -     823,000  -
PRAXAIR INC                  COMMON              74005P104    40,521      390,072  SH    -    SHARED-OTHER    01    -     390,072  -
PROCTER & GAMBLE CO          COMMON              742718109    98,630    1,422,004  SH    -    SHARED-OTHER    01    -   1,422,004  -
RPM INTERNATIONAL INC        COMMON              749685103    44,902    1,573,318  SH    -    SHARED-OTHER    01    -   1,573,318  -
SPECTRA ENERGY CORP          COMMON              847560109    47,686    1,624,194  SH    -    SHARED-OTHER    01    -   1,624,194  -
UNITED TECHNOLOGIES CORP     COMMON              913017109    59,250      756,806  SH    -    SHARED-OTHER    01    -     756,806  -
US BANCORP                   COMMON              902973304    67,965    1,981,500  SH    -    SHARED-OTHER    01    -   1,981,500  -
VERIZON COMMUNICATIONS INC   COMMON              92343V104    39,190      860,000  SH    -    SHARED-OTHER    01    -     860,000  -
WAL-MART STORES INC          COMMON              931142103    34,775      471,200  SH    -    SHARED-OTHER    01    -     471,200  -
WISCONSIN ENERGY CORP        COMMON              976657106    36,853      978,300  SH    -    SHARED-OTHER    01    -     978,300  -
                                                           2,139,951